UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Municipal Bond

Objective

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential California Muni Income Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

Prudential California Muni Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.98%; Class B, 1.18%; Class C, 1.68%; Class Z, 0.68%. Net operating expenses: Class A, 0.93%; Class B, 1.18%; Class C, 1.68%; Class Z, 0.68%, after contractual reduction through 12/31/2012 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	Six Months	One Year	Five Years	Ten Years
Class A	7.28%	14.60%	27.13%	61.45%
Class B	7.15	14.32	25.57	57.48
Class C	6.89	13.76	23.69	53.24
Class Z	7.32	14.89	28.82	65.64
Barclays Capital Municipal Bond Index	5.67	12.42	30.73	67.94
Lipper California (CA) Muni Debt Funds Avg.	8.04	16.11	22.97	55.95

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years
Class A		9.93%	4.04%	4.67%
Class B		9.22	4.47	4.84
Class C		12.66	4.32	4.55
Class Z		14.81	5.15	5.37
Barclays Capital Municipal Bond Index		12.07	5.42	5.46
Lipper California (CA) Muni Debt Funds Avg.		16.35	4.18	4.70

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales

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charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper California (CA) Muni Debt Funds Average

The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/29/12
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg. 1.700%, 7/01/16	6.7%
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L., 3.440%, 11/01/16	2.3
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L., 3.608%, 11/01/17	2.2
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg. 6.000%, 5/15/19	1.8
Los Angeles Calif. Cmnty. College Dist., 2003 Election, Ser. F-1, GO, 5.000%, 8/01/33	1.7

Issues are subject to change.

Distributions and Yields as of 2/29/12
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			33%	35%
Class A	$0.23	2.77%	4.57%	4.71%
Class B	0.21	2.63	4.34	4.47
Class C	0.19	2.13	3.51	3.62
Class Z	0.24	3.13	5.16	5.32

* Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Prudential California Muni Income Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/29/12
Aaa	3.1%
Aa	28.8
A	31.6
Baa	18.3
Ba	0.9
B	1.6
Not Rated	14.3
Total Investments	98.6
Other assets in excess of liabilities	1.4
Net Assets	100%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential California Muni Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,072.80	0.93%	$4.79
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

Class B	Actual	$1,000.00	$1,071.50	1.18%	$6.08
	Hypothetical	$1,000.00	$1,019.00	1.18%	$5.92

Class C	Actual	$1,000.00	$1,068.90	1.68%	$8.64
	Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42

Class Z	Actual	$1,000.00	$1,073.20	0.68%	$3.51
	Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2012 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities, Rfdg.	BBB+(b)	6.125%	07/01/41	$475	$507,865
San Diego Hosp. Assoc., Ser. C	A2	5.375	03/01/21	1,665	1,754,111
Sharp Healthcare	A2	6.250	08/01/39	1,000	1,162,040
California Cnty. Tobacco Securitization Agy., Rev.,
Tobacco Conv. Bonds	NR	5.100	06/01/28	1,035	886,136
Tobacco Conv. Bonds, LA Cnty.	Ba1	5.250	06/01/21	915	851,334
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	1,070,950
California Health Facs. Fin. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,289,020
Childrens Hospital, Ser. A	A(b)	5.250	11/01/41	1,000	1,086,840
Episcopal Home, Ser. B	A-(b)	6.000	02/01/32	1,000	1,103,190
Providence Health, Ser. B	Aa2	5.500	10/01/39	1,500	1,657,320
Providence Health, Ser. C (Pre-refunded date 10/01/18)(c)	Aa2	6.500	10/01/38	20	26,861
Providence Health, Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,151,627
Scripps Health, Ser. A	Aa3	5.000	11/15/40	1,000	1,086,470
Scripps Health, Ser. A, Rfdg.	Aa3	5.000	10/01/22	500	576,575
Scripps Health, Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,000	1,064,370
St. Joseph Health Sys., Ser. A	A1	5.750	07/01/39	1,000	1,106,270
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	500	571,080
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	2,145,780
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(b)	5.000	11/01/40	600	627,006
Irvine LLC, UCI East, Rfdg.	Baa2	5.000	05/15/32	2,000	2,026,360
John Muir Health	A1	5.125	07/01/39	750	783,262
Polytechnic Sch.	A1	5.000	12/01/34	2,000	2,147,280
Sch. Fac. Rev., Aspire Pub. Schs.	NR	6.000	07/01/30	1,000	1,052,510
Scripps Health, Ser. A	Aa3	5.250	08/15/31	1,000	1,142,500
Spl. Tax No. 97-1, C.A.B.S.(d)	NR	6.340	09/01/22	3,610	1,943,877
Sr. Living-Southn. Calif. Presbyterian Homes	BBB-(b)	7.250	11/15/41	500	555,325

See Notes to Financial Statements.

Prudential California Muni Income Fund	7

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Sutter Health, Ser. A	Aa3	6.000%	08/15/42	$2,000	$2,311,100
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	2,000	2,156,760
Windrush Sch.
(original cost $1,000,000; purchased 07/26/07)(e)(f)(g)	NR	5.500	07/01/37	1,000	600,000
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	2,109,020
California Municipal Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(b)	5.250	06/01/26	1,100	1,022,582
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,299,075
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(b)	6.000	12/01/31	25	25,332
California St.,
Unrefunded Balance, GO	A1	5.500	04/01/30	5	5,355
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,650,870
Var. Purp., GO	A1	5.000	09/01/41	2,000	2,134,020
Var. Purp., GO	A1	5.000	10/01/41	1,250	1,334,325
Var. Purp., GO	A1	5.250	11/01/40	750	816,937
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,111,460
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,216,780
Var. Purp., GO	A1	6.000	03/01/33	2,750	3,292,163
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,475,290
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,750,320
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,321,860
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,727,685
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250	06/01/28	750	766,462
Judicial Council Projs., Ser. D	A2	5.000	12/01/31	1,000	1,070,870
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	850,365

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375%	11/01/34	$750	$879,885
Var. Cap. Proj., Ser. A	A2	5.125	10/01/31	1,000	1,079,730
California State University
Ser. A, Systemwide	Aa2	5.000	11/01/37	1,250	1,366,162
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	2,039,880
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250	10/01/27	1,540	1,541,032
Chula Vista Calif. Indl. Dev. Rev.,
San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,152,340
Corona-Norco Uni. Sch. Dist. Spl. Tax
Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa2	5.000	09/01/22	1,060	1,068,703
Coronado Cmnty. Dev. Agy. Tax. Alloc., Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,117,120
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,078,300
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	09/01/16	755	756,585
Dist. No. 92-1	NR	6.250	09/01/29	475	475,233
Foothill-De Anza Cmnty. College Dist., Ser. C GO	Aaa	5.000	08/01/40	1,250	1,384,537
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,938,754
Glendale Redev. Agy. Tax Alloc.,
Central Glendale Redev. Proj., N.A.T.L.	Baa2	5.250	12/01/19	3,275	3,343,087
Golden St. Tobacco Securitization Rev.,
Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,500	1,146,405
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(c)	Aaa	6.750	06/01/39	2,700	2,914,839
Asset-Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	1,000	835,490
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,002,600
Ser. A, C.A.B.S., A.M.B.A.C.	A2	4.600	06/01/23	3,000	3,058,110
Golden West Sch. Fin. Auth. Rev.,
Ser. A., C.A.B.S., N.A.T.L., Rfdg.(d)	Baa2	8.000	02/01/19	2,110	1,571,634

See Notes to Financial Statements.

Prudential California Muni Income Fund	9

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Guam Govt., Ltd. Oblig. Rev.,
Section 30, Ser. A	BBB-(b)	5.750%	12/01/34	$500	$531,745
Territory of Guam Ser. A	A(b)	5.125	01/01/42	300	325,179
La Mesa-Spring Valley Sch. Dist.,
GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(d)	Aa3	4.147	08/01/23	2,000	1,256,240
Lincoln Calif. Pub. Fing. Auth.
Twelve Bridges Sub. Dist., Ser. B	NR	6.000	09/02/27	1,000	1,038,880
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa1	5.500	11/15/37	500	547,455
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg.	Aa2	6.000	05/15/19	3,000	3,758,730
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375	09/01/23	2,510	2,511,757
Los Angeles Calif. Cmnty. College Dist.,
2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,599,018
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,387,720
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	1,101,510
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3	5.000	07/01/39	1,000	1,091,750
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375	07/01/38	1,530	1,720,883
M-S-R Energy Auth., Calif., Ser. A	A-(b)	6.500	11/01/39	1,000	1,232,120
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,403,820
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,807,728
Palomar Pomerado Healthcare Dist. Calif. Ctfs. Partn. C.O.P.	Baa3	6.000	11/01/41	1,200	1,230,852
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,052,960
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.(d)	A+(b)	5.878	08/01/26	1,375	599,445
Ser. B, A.G.C., A.M.T. (Pre-refunded date 08/01/13)(c)	Aa3	5.800	08/01/34	1,700	1,868,521

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Port of Oakland
A.M.T., Inter. Lien, Ser. A, N.A.T.L., Rfdg.	A3	5.000%	11/01/29	$3,000	$3,063,630
A.M.T., Ser. O, Rfdg.	A2	5.125	05/01/30	1,000	1,058,820
Puerto Rico Comnwlth., Pub. Impt.,
Ser. C, GO, Rfdg.	Baa1	6.000	07/01/39	400	439,744
Puerto Rico Comnwlth. Aqueduct & Swr. Auth. Rev.,
Sr. Lien, Ser. A	Baa2	5.750	07/01/37	390	415,307
Sr. Lien, Ser. A	Baa2	6.000	07/01/47	325	349,876
Puerto Rico Pub. Bldgs. Auth. Rev.,
Gtd. Govt. Facs., Ser. P, Rfdg.	Baa1	6.750	07/01/36	250	292,123
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. XX	A3	5.250	07/01/40	1,000	1,049,480
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.250	08/01/43	500	541,300
First Sub., Ser. A	A1	5.500	08/01/42	750	816,158
First Sub., Ser. A	A1	5.750	08/01/37	400	447,004
First Sub., Ser. A	A1	6.000	08/01/42	700	793,436
Ser. C	Aa2	5.250	08/01/40	750	832,920
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S.
N.A.T.L., E.T.M.(c)	Baa2	6.368	07/01/22	90	110,308
N.A.T.L., E.T.M.(c)(e)(h)(i)	Baa2	7.060	07/01/22	2,175	3,156,534
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Baa3	6.500	10/01/40	1,000	1,089,800
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(d)	Baa2	2.611	08/01/16	1,400	1,250,998
Sacramento City Fin. Auth.,
Ser. B, C.A.B.S., N.A.T.L.(d)	Baa2	3.608	11/01/17	5,695	4,664,831
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa2	3.440	11/01/16	5,700	4,875,552
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(h)	Aa3	0.857	12/01/35	1,000	696,170
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	2,082,185

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	$500	$562,190
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	598,365
San Diego Cmnty. College District
Election 2006	Aa1	5.000	08/01/41	1,500	1,681,785
San Diego Redev., Agy., Tax Alloc.,
North Bay Redev.	Baa1	5.875	09/01/29	3,000	3,002,580
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,109,490
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa2	6.000	07/01/19	1,000	1,308,760
San Francisco City & Cnty. & Cnty. Arirports Commission
A.M.T., Second Ser. A, Rfdg.	A1	5.000	05/01/31	1,000	1,089,830
A.M.T., Second Ser. C, Rfdg.	A1	5.000	05/01/25	1,555	1,736,577
A.M.T., Second Ser. F, Rfdg.	A1	5.000	05/01/28	1,000	1,098,650
San Francisco Calif City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	1,104,400
San Jose Calif. Library & Park Proj., GO	Aaa	5.000	09/01/33	2,200	2,375,472
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1, Rfdg.	A3	5.500	08/01/35	1,000	1,022,260
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., GO(d)	Aa1	2.390	09/01/17	1,000	879,300
San Leandro Cmnty. Facs.,
Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,162,376
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	1,066,190
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa2	7.250	08/01/14	2,000	2,231,540
Santa Maria Joint Union H.S. Dist.,
Election of 2004, C.A.B.S., GO, N.A.T.L.(d)	Aa3	5.175	08/01/29	1,250	516,050

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(d)	Aa1	4.413%	08/01/28	$1,055	$517,224
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	543,345
Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg.(c)(d)	NR	1.700	07/01/16	15,660	14,319,817
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,077,500
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	B3	5.500	06/01/45	2,000	1,353,980
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A2	6.000	06/01/22	2,000	2,019,800
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,143,230
University Calif. Rev.,
Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,461,638
Ser. Q	Aa1	5.000	05/15/34	1,000	1,095,200
U.C.L.A. Med. Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	05/15/30	1,000	1,008,440
Ventura Cnty. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,324,480
Virgin Islands Pub. Fin. Auth. Rev.,
Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	286,903

Total long-term investments (cost $187,760,470)					206,964,877

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENT 1.2%

Municipal Bonds
California St., Var. Ser. C. RMKT, F.R.D.D.(h) (cost $2,500,000)	VMIG1	0.080%	07/01/23	$2,500	$2,500,000

Total Investments 98.6%
(cost $190,260,470; Note 5)					209,464,877
Other assets in excess of liabilities(j) 1.4%					3,076,749

Net Assets 100.0%					$212,541,626

*	The ratings reflected are as of February 29, 2012. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at February 29, 2012.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment.

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

(g)	Indicates a restricted security; the aggregate original cost of such securities is $1,000,000. The aggregate value of $600,000 is approximately 0.3% of net assets.
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2012.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 29, 2012.
(j)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at February 29, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2012	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
3	10 Year U.S. Treasury Notes	Mar. 2012	$390,370	$393,797	$(3,427)
5	10 Year U.S. Treasury Notes	Jun. 2012	655,785	654,766	1,019
25	U.S. Long Bonds	Jun. 2012	3,558,125	3,541,406	16,719

					$14,311

(1)	Cash of $99,300 has been segregated to cover requirement for open futures contracts as of February 29, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments

as of February 29, 2012 (Unaudited) continued

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$209,464,877	$—
Other Financial Instruments*
Futures Contracts	14,311	—	—

Total	$14,311	$209,464,877	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2012 were as follows:

Special Tax/Assessment District	20.7%
General Obligation	18.7
Healthcare	14.2
Pre-Refunded	10.5
Transportation	7.5
Water & Sewer	6.4
Education	5.4
Lease Backed Certificates of Participation	4.3
Power	2.9
Tobacco	2.4
Tobacco Appropriated	1.9%
Corporate Backed IDB & PCR	1.2
Short-Term Investments	1.2
Other Muni	1.0
Solid Waste/Resource Recovery	0.3
Housing	0.0 *

98.6
Other assets in excess of liabilities	1.4

Net Assets	100.0%

Industry classification is subject to change.

*	Less than 0.05%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Fair values of derivative instruments as of February 29, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker— variation margin	$17,738	*	Due from broker— variation margin	$3,427	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(98,740)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(5,750)

For the six months ended February 29, 2012, the Fund’s average value at trade date for futures short positions was $4,489,777.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Statement of Assets and Liabilities

as of February 29, 2012 (Unaudited)

Assets
Unaffiliated investments (cost $190,260,470)	$209,464,877
Cash	62,929
Deposit with broker	99,300
Interest receivable	2,363,399
Receivable for investments sold	2,294,080
Receivable for Fund shares sold	1,155,592
Due from broker—variation margin	21,445
Prepaid expenses	1,729

Total assets	215,463,351

Liabilities
Payable for investments purchased	1,500,625
Dividends payable	663,109
Payable for Fund shares reacquired	514,446
Accrued expenses	90,594
Management fee payable	84,083
Distribution fee payable	50,558
Deferred trustees’ fees	14,886
Affiliated transfer agent fee payable	3,424

Total liabilities	2,921,725

Net Assets	$212,541,626

Net assets were comprised of:
Shares of beneficial interest, at par	$195,211
Paid-in capital in excess of par	193,766,263

193,961,474
Undistributed net investment income	243,175
Accumulated net realized loss on investment and financial futures transactions	(881,741)
Net unrealized appreciation on investments and financial futures	19,218,718

Net assets, February 29, 2012	$212,541,626

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($158,630,418 ÷ 14,570,615 shares of beneficial interest issued and outstanding)	$10.89
Maximum sales charge (4.00% of offering price)	0.45

Maximum offering price to public	$11.34

Class B
Net asset value, offering price and redemption price per share ($6,694,232 ÷ 614,873 shares of beneficial interest issued and outstanding)	$10.89

Class C
Net asset value, offering price and redemption price per share ($20,936,425 ÷ 1,922,972 shares of beneficial interest issued and outstanding)	$10.89

Class Z
Net asset value, offering price and redemption price per share ($26,280,551 ÷ 2,412,674 shares of beneficial interest issued and outstanding)	$10.89

See Notes to Financial Statements.

Prudential California Muni Income Fund	19

Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$5,295,253

Expenses
Management fee	512,342
Distribution fee—Class A	193,437
Distribution fee—Class B	16,233
Distribution fee—Class C	93,480
Transfer agent’s fees and expenses (including affiliated expense of $9,000) (Note 3)	43,000
Custodian’s fees and expenses	41,000
Registration fees	31,000
Audit fee	16,000
Reports to shareholders	16,000
Legal fees and expenses	14,000
Trustees’ fees	8,000
Insurance	2,000
Miscellaneous	9,954

Total expenses	996,446
Less: Custodian fee credit (Note 1)	(50)

Net expenses	996,396

Net investment income	4,298,857

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(66,824)
Financial futures transactions	(98,740)

(165,564)

Net change in unrealized appreciation (depreciation) on:
Investments	10,309,647
Financial futures contracts	(5,750)

10,303,897

Net gain on investments	10,138,333

Net Increase In Net Assets Resulting From Operations	$14,437,190

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,298,857	$9,118,415
Net realized loss on investment and financial futures transactions	(165,564)	(411,177)
Net change in unrealized appreciation (depreciation) on investments and financial futures	10,303,897	(7,285,661)

Net increase in net assets resulting from operations	14,437,190	1,421,577

Dividends from net investment income (Note 1)
Class A	(3,345,839)	(7,329,531)
Class B	(132,345)	(289,181)
Class C	(334,103)	(696,200)
Class Z	(571,731)	(935,711)

	(4,384,018)	(9,250,623)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,060,616	26,699,074
Net asset value of shares issued in reinvestment of dividends	3,238,457	7,242,038
Cost of shares reacquired	(15,257,704)	(47,629,930)

Net increase (decrease) in net assets from Fund share transactions	1,041,369	(13,688,818)

Total increase (decrease)	11,094,541	(21,517,864)

Net Assets:
Beginning of period	201,447,085	222,964,949

End of period(a)	$212,541,626	$201,447,085

(a) Includes undistributed net investment income of:	$243,175	$328,336

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential California Muni Income Fund (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Futures contracts and options thereon traded on an exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any

22	Visit our website at www.prudentialfunds.com

available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial future contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain securities may be leveraged,

Prudential California Muni Income Fund	23

Notes to Financial Statements

(Unaudited) continued

whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 29, 2012, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes. The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pays monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services

Prudential California Muni Income Fund	25

Notes to Financial Statements

(Unaudited) continued

and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 29, 2012, PIMS has contractually agreed to limit such fees to .25% of the Class A shares.

PIMS has advised the Fund that it received $42,157 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2012. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 29, 2012, it received $3,502 and $709 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

26	Visit our website at www.prudentialfunds.com

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Fund excluding short-term investments, for the six months ended February 29, 2012 were $20,874,470 and $22,800,658, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$189,394,645	$21,727,938	$(1,657,706)	$20,070,232

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2011 of approximately $926,000 which expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have

Prudential California Muni Income Fund	27

Notes to Financial Statements

(Unaudited) continued

an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund has elected to treat post-October capital losses of approximately $621,000 as having been incurred in the following year (August 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z or from Class Z to Class A shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended August 31, 2010, the Fund received $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

28	Visit our website at www.prudentialfunds.com

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2012:
Shares sold	321,354	$3,396,620
Shares issued in reinvestment of dividends	247,154	2,623,091
Shares reacquired	(821,232)	(8,668,294)

Net increase (decrease) in shares outstanding before conversion	(252,724)	(2,648,583)
Shares issued upon conversion from Class B and Class Z	46,827	490,072
Shares reacquired upon conversion into Class Z	(6,743)	(70,294)

Net increase (decrease) in shares outstanding	(212,640)	$(2,228,805)

Year ended August 31, 2011:
Shares sold	697,644	$7,254,530
Shares issued in reinvestment of dividends	583,846	5,943,584
Shares reacquired	(2,876,157)	(28,983,788)

Net increase (decrease) in shares outstanding before conversion	(1,594,667)	(15,785,674)
Shares issued upon conversion from Class B	96,491	989,385
Shares reacquired upon conversion into Class Z	(199,321)	(2,026,801)

Net increase (decrease) in shares outstanding	(1,697,497)	$(16,823,090)

Class B
Six months ended February 29, 2012:
Shares sold	53,344	$563,943
Shares issued in reinvestment of dividends	8,408	89,227
Shares reacquired	(45,012)	(478,277)

Net increase (decrease) in shares outstanding before conversion	16,740	174,893
Shares reacquired upon conversion into Class A	(46,761)	(489,569)

Net increase (decrease) in shares outstanding	(30,021)	$(314,676)

Year ended August 31, 2011:
Shares sold	144,071	$1,467,786
Shares issued in reinvestment of dividends	21,311	216,952
Shares reacquired	(119,490)	(1,200,057)

Net increase (decrease) in shares outstanding before conversion	45,892	484,681
Shares reacquired upon conversion into Class A	(96,437)	(989,385)

Net increase (decrease) in shares outstanding	(50,545)	$(504,704)

Prudential California Muni Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 29, 2012:
Shares sold	308,246	$3,278,645
Shares issued in reinvestment of dividends	21,704	230,536
Shares reacquired	(96,943)	(1,029,194)

Net increase (decrease) in shares outstanding	233,007	$2,479,987

Year ended August 31, 2011:
Shares sold	340,224	$3,495,560
Shares issued in reinvestment of dividends	49,842	507,823
Shares reacquired	(559,213)	(5,638,946)

Net increase (decrease) in shares outstanding	(169,147)	$(1,635,563)

Class Z
Six months ended February 29, 2012:
Shares sold	547,616	$5,821,408
Shares issued in reinvestment of dividends	27,820	295,603
Shares reacquired	(476,072)	(5,081,939)

Net increase (decrease) in shares outstanding before conversion	99,364	1,035,072
Shares issued upon conversion from Class A	6,743	70,294
Shares reacquired upon conversion into Class A	(48)	(503)

Net increase (decrease) in shares outstanding	106,059	$1,104,863

Year ended August 31, 2011:
Shares sold	1,430,270	$14,481,198
Shares issued in reinvestment of dividends	56,210	573,679
Shares reacquired	(1,172,220)	(11,807,139)

Net increase (decrease) in shares outstanding before conversion	314,260	3,247,738
Shares issued upon conversion from Class A	199,135	2,026,801

Net increase (decrease) in shares outstanding	513,395	$5,274,539

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused

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portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential California Muni Income Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37		$10.70	$10.14	$10.37	$10.55	$10.94
Income (loss) from investment operations:
Net investment income	.22		.46	.48	.47	.45	.47
Net realized and unrealized gain (loss) on investment and financial futures	.53		(.32)	.60	(.20)	(.10)	(.30)
Total from investment operations	.75		.14	1.08	.27	.35	.17
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.47)	(.47)	(.46)	(.47)	(.46)
Distributions from net realized gains	-		-	(.05)	(.04)	(.06)	(.10)
Total dividends and distributions	(.23)		(.47)	(.52)	(.50)	(.53)	(.56)
Capital Contributions	-		-	- (e)	-	-	-
Net asset value, end of period	$10.89		$10.37	$10.70	$10.14	$10.37	$10.55
Total Return(a):	7.28%		1.48%	10.96%	2.94%	3.31%	1.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$158,630		$153,302	$176,414	$171,357	$190,613	$195,617
Average net assets (000)	$155,600		$158,860	$173,193	$170,257	$192,969	$183,767
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.93%	(f)	.92%	.90%	.89%	.87% (c)	.92% (c)
Expenses, excluding distribution and service (12b-1) fees	.68%	(f)	.67%	.65%	.64%	.62% (c)	.67% (c)
Net investment income	4.24%	(f)	4.55%	4.60%	4.82%	4.23%	4.40%
For Class A, B, C, and Z shares:
Portfolio turnover rate	10%	(d)(g)	11% (d)	19% (d)	30% (d)	41%	43%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .87% and .89% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(d) The portfolio turnover rate including variable rate demand notes was 20%, 27%, 38% and 53% for the six months ended February 29, 2012 and for the years ended August 31, 2011, 2010 and 2009, respectively.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37		$10.70	$10.14	$10.37	$10.55	$10.94
Income (loss) from investment operations:
Net investment income	.21		.44	.45	.45	.42	.45
Net realized and unrealized gain (loss) on investment and financial futures	.52		(.33)	.60	(.20)	(.10)	(.30)
Total from investment operations	.73		.11	1.05	.25	.32	.15
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.44)	(.44)	(.44)	(.44)	(.44)
Distributions from net realized gains	-		-	(.05)	(.04)	(.06)	(.10)
Total dividends and distributions	(.21)		(.44)	(.49)	(.48)	(.50)	(.54)
Capital Contributions	-		-	- (c)	-	-	-
Net asset value, end of period	$10.89		$10.37	$10.70	$10.14	$10.37	$10.55
Total Return(a):	7.15%		1.24%	10.68%	2.69%	3.06%	1.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,694		$6,688	$7,444	$8,861	$13,283	$19,291
Average net assets (000)	$6,529		$6,627	$7,692	$9,922	$15,408	$20,405
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.18%	(d)	1.17%	1.15%	1.14%	1.12% (b)	1.17% (b)
Expenses, excluding distribution and service (12b-1) fees	.68%	(d)	.67%	.65%	.64%	.62% (b)	.67% (b)
Net investment income	3.99%	(d)	4.30%	4.35%	4.57%	3.98%	4.13%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.12% and 1.14% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.37		$10.70	$10.14	$10.37	$10.55	$10.94
Income (loss) from investment operations:
Net investment income	.18		.40	.43	.42	.40	.42
Net realized and unrealized gain (loss) on investment and financial futures	.53		(.33)	.60	(.20)	(.10)	(.30)
Total from investment operations	.71		.07	1.03	.22	.30	.12
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.40)	(.42)	(.41)	(.42)	(.41)
Distributions from net realized gains	-		-	(.05)	(.04)	(.06)	(.10)
Total dividends and distributions	(.19)		(.40)	(.47)	(.45)	(.48)	(.51)
Capital Contributions	-		-	- (d)	-	-	-
Net asset value, end of period	$10.89		$10.37	$10.70	$10.14	$10.37	$10.55
Total Return(a):	6.89%		.81%	10.42%	2.45%	2.82%	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,936		$17,526	$19,902	$14,804	$12,094	$8,488
Average net assets (000)	$18,799		$17,612	$16,699	$13,172	$9,567	$8,497
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.68%	(e)	1.58%	1.40%	1.39%	1.37% (c)	1.42% (c)
Expenses, excluding distribution and service (12b-1) fees	.68%	(e)	.67%	.65%	.64%	.62% (c)	.67% (c)
Net investment income	3.49%	(e)	3.88%	4.10%	4.32%	3.74%	3.90%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.37% and 1.39% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.38		$10.71	$10.14	$10.37	$10.56	$10.95
Income (loss) from investment operations:
Net investment income	.24		.49	.50	.50	.48	.50
Net realized and unrealized gain (loss) on investment and financial futures	.51		(.32)	.62	(.20)	(.11)	(.30)
Total from investment operations	.75		.17	1.12	.30	.37	.20
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.50)	(.50)	(.49)	(.50)	(.49)
Distributions from net realized gains	-		-	(.05)	(.04)	(.06)	(.10)
Total dividends and distributions	(.24)		(.50)	(.55)	(.53)	(.56)	(.59)
Capital Contributions	-		-	- (c)	-	-	-
Net asset value, end of period	$10.89		$10.38	$10.71	$10.14	$10.37	$10.56
Total Return(a):	7.32%		1.74%	11.37%	3.21%	3.49%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,281		$23,932	$19,205	$9,757	$9,312	$5,636
Average net assets (000)	$25,135		$19,328	$14,668	$8,616	$6,821	$5,566
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.68%	(d)	.67%	.65%	.64%	.62% (b)	.67% (b)
Expenses, excluding distribution and service (12b-1) fees	.68%	(d)	.67%	.65%	.64%	.62% (b)	.67% (b)
Net investment income	4.49%	(d)	4.79%	4.84%	5.07%	4.50%	4.64%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .62% and .64% and the expense ratio excluding 12b-1 and interest expense and fees is .62% and .64% for the years ended August 31, 2008 and 2007, respectively.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0222973-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

               Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012